As filed with the Securities and Exchange Commission on June 3, 2016

Registration File No. 333-167778
Registration File No. 811-22431

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
(Check appropriate box or boxes)

[X]	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ]	Pre-Effective Amendment No. ___
[X]	Post-Effective Amendment No. 20

and

[X]	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]	Amendment No. 22

RiverPark Funds Trust
(Exact Name of Registrant as Specified in Charter)

156 West 56th Street, 17th Floor
New York, NY 10019
(Address of Principal Executive Offices – Number, Street, City, State, Zip Code)

 (212) 484-2100
(Registrant’s Telephone Number, including Area Code)

Morty Schaja
156 West 56th Street, 17th Floor
New York, NY 10019
(Name and Address – Number, Street, City, State, Zip Code – of Agent for Service)

Copies of all communications to:

Thomas R. Westle
Blank Rome LLP
405 Lexington Avenue
New York, New York 10174

Approximate Date of Proposed Public Offering: As soon as practicable following the effective date.

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	On June 8, 2016 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 22 under the Investment Company Act of 1940 (this “Amendment”) to the Registration Statement of the above-referenced Trust is hereby electronically transmitted pursuant to Rule 485(b)(1)(iii).  As indicated on the facing pace of this Amendment, the filing is being made to designate a new effective date for the Trust’s Rule 485(a) Post-Effective Amendment No. 19 filed with the Commission on March 25, 2016.  Post-Effective Amendment No. 19 was incorrectly marked to go effective 60 days after filing pursuant to Rule 485(a)(1).  This Amendment is being filed to correct the effective date of Post-Effective Amendment No. 19 to 75 days after filing pursuant to Rule 485(a)(2).  Post-Effective Amendment No. 19 shall be scheduled to be effective on June 8, 2016.

This Amendment hereby incorporates by reference, pursuant to Rule 411 under the Securities Act of 1933, Parts A, B, and C of Post-Effective Amendment No. 19 filed on March 25, 2016 in their entirety.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 20 to Registration Statement under the Securities Act of 1933 and Amendment No. 22 to the Registration Statement under the Investment Company Act of 1940 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 3rd day of June, 2016.

RIVERPARK FUNDS TRUST

/s/ Morty Schaja
Morty Schaja, Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Morty Schaja	Trustee	June 3, 2016
Morty Schaja

/s/ Rami Abdel-Rahman	Principal Financial and Accounting Officer	June 3, 2016
Rami Abdel-Rahman

/s/ Ira Balsam*	Trustee	June 3, 2016
Ira Balsam

/s/ Richard Browne*	Trustee	June 3, 2016
Richard Browne

/s/ Michael Cohen*	Trustee	June 3, 2016
Michael Cohen

/s/ Mitch Rubin*	Trustee	June 3, 2016
Mitch Rubin

*	By Morty Schaja, Attorney-In-Fact under Powers of Attorney

/s/ Morty Schaja
Morty Schaja